LIABILITIES FOR LITIGATION - Additional Information (Details) $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
	Jun. 27, 2019 CNY (¥)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2016 USD ($)	Sep. 02, 2016	Jun. 29, 2016
LIABILITIES FOR LITIGATION
Contingent liability | $								$ 23,549
Interest expense debt					¥ 7.8
Other current assets | $						$ 24,076	$ 24,989
Settled Litigation
LIABILITIES FOR LITIGATION
Settlement of litigation | $		$ 56,700
Litigation settlement term		10 days
Earnout commitment | $		$ 152,600
Other current assets | $		$ 95,900
Linghang Shengshi
LIABILITIES FOR LITIGATION
Number of bank accounts frozed | item			2
Balance in bank account frozen | $			$ 1
Shareholder Loan
LIABILITIES FOR LITIGATION
Debt instrument face amount					¥ 88.0
Longde Wenchuang the Buyer
LIABILITIES FOR LITIGATION
Cash payments				¥ 56.7
Linghang Shengshi
LIABILITIES FOR LITIGATION
Equity interest disposed			75.00%
AM Advertising
LIABILITIES FOR LITIGATION
Equity interest retained					20.32%
Total consideration received					¥ 304.5
Variable interest entity measure of activity operating income or loss					152.0
Proceeds from sale of cost method investments					¥ 56.7
Cost method investment sale of ownership percentage					20.32
Loss contingency accrual provision					¥ 152.6
Payment of settlements	¥ 56.7
AM Advertising | AirMedia Group Inc
LIABILITIES FOR LITIGATION
Equity interest retained					20.18%
Cost method investment sale of ownership percentage					20.18
AM Advertising | Linghang Shengshi
LIABILITIES FOR LITIGATION
Equity interest retained										24.84%
AM Advertising | Mr. Man Guo
LIABILITIES FOR LITIGATION
Cost method investment sale of ownership percentage					0.14
AM Advertising | Longde Wenchuang the Buyer
LIABILITIES FOR LITIGATION
Equity interest retained										28.57%
AM Advertising | Linghang Shengshi
LIABILITIES FOR LITIGATION
Equity interest retained									75.00%
AM Advertising | Culture Center
LIABILITIES FOR LITIGATION
Equity interest retained										46.43%
AM Advertising | Shanghai Golden Bridge InfoTech Co., Ltd.
LIABILITIES FOR LITIGATION
Equity interest retained										75.00%